Interests in subsidiaries	12 Months Ended
Jun. 30, 2023
Interests in subsidiaries [Abstract]
Interests in subsidiaries
Note 27. Interests in subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Beneficial Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2023%	30 June 2022%

Iris Energy Custodian Pty Ltd	Australia	100%	100%
SA 1 Holdings Ltd	Australia	100%	100%
SA 2 Holdings Ltd	Australia	100%	100%
Podtech Data Centers Inc.	Canada	100%	100%
IE CA 1 Holdings Ltd	Canada	100%	100%
IE CA 2 Holdings Ltd	Canada	100%	100%
IE CA 3 Holdings Ltd*	Canada	-	100%
IE CA 4 Holdings Ltd*	Canada	-	100%
IE CA 5 Holdings Ltd	Canada	100%	100%
IE CA Development Holdings Ltd	Canada	100%	100%
IE CA Development Holdings 2 Ltd	Canada	100%	100%
IE CA Development Holdings 3 Ltd	Canada	100%	100%
IE CA Development Holdings 4 Ltd	Canada	100%	100%
IE CA Development Holdings 5 Ltd	Canada	100%	100%
IE US 1, Inc.	United States of America	100%	100%
Iris Energy Holdings Pty Ltd	Australia	100%	100%
TAS 1 Holdings Ltd	Australia	100%	100%
IE CA Development Holdings 7 Ltd	Canada	100%	100%
IE US Development Holdings 1 Inc	United States of America	100%	100%
IE US Holdings Inc	United States of America	100%	100%
IE US Development Holdings 3 Inc	United States of America	100%	100%
IE US Development Holdings 4 Inc	United States of America	100%	100%
IE US Operations Inc	United States of America	100%	100%
IE US Hardware 1 Inc	United States of America	100%	100%
IE US Hardware 2 Inc	United States of America	100%	100%
IE US Hardware 3 Inc	United States of America	100%	100%
IE US Hardware 4 Inc	United States of America	100%	100%

*On 4 November 2022, IE CA 3 Holdings Ltd. and IE CA 4 Holdings Ltd. (‘Non-Recourse SPVs’) received notices of defaults from the lenders under their respective limited recourse facilities alleging the occurrence of certain defaults and potential events of default, and purporting to declare the loans under each of the Non-Recourse SPV facilities immediately due and payable. The lender filed a petition with the British Columbia Supreme Court, primarily seeking the appointment of PwC as receiver over the assets and undertakings of the Non-Recourse SPVs, which the court accepted, subsequently appointing PwC as the receiver of the Non-Recourse SPVs on 3 February 2023. The Group ceased control of the Non-Recourse SPVs on 3 February 2023, being the date of appointment of the receiver, and as such the entities have been deconsolidated from this date recording a gain on disposal of subsidiaries of $3,258,000.